1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
ADAM T. TEUFEL adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

April 29, 2016 VIA EDGAR U.S. Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549-4720
Re:	PIMCO Equity Series VIT (the “Trust” or “Registrant”)
(File Nos. 333-164078 and 811-22376)
Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 13 (“PEA 13”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 15 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 13 is being filed to provide updated financial information for, and to make other changes to, the Registrant’s Administrative Class, Institutional Class, and Advisor Class prospectuses and Statement of Additional Information.

Further, this filing is also being made to respond to Securities and Exchange Commission staff  comments provided in connection with the February 29, 2016 Rule 485(a) filing.

We hereby represent that PEA 13 does not contain any disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

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